Financial Statement Schedule I - Condensed Financial Information of Parent Company Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 760,710	$ 116,584	¥ 1,402,226
Prepaid expenses and other current assets	117,637	18,028	180,881
Total current assets	1,554,254	238,200	2,044,194
Non-current assets
Other non-current assets	444,628	68,142	447,639
Total non-current assets	1,706,640	261,555	1,924,508
TOTAL ASSETS	3,260,894	499,755	3,968,702
Current liabilities
Accrued expenses and other current liabilities	607,789	93,149	435,225
Total current liabilities	2,195,696	336,506	2,239,577
Non-current liabilities
Other non-current liabilities	7,664	1,175	11,469
Total non-current liabilities	2,277,325	349,016	2,467,488
TOTAL LIABILITIES	4,473,021	685,522	4,707,065
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	2,367,168	362,784	2,363,999
Accumulated other comprehensive income	96,490	14,788	142,435
Accumulated deficit	(3,675,129)	(563,238)	(3,244,587)
TOTAL SHAREHOLDERS’ DEFICIT	(1,212,127)	(185,767)	(738,363)	¥ (338,983)	¥ (1,641,768)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	3,260,894	499,755	3,968,702
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
Treasury stock	(26,579)		(30,793)	(34,828)
TOTAL SHAREHOLDERS’ DEFICIT	1		1	1
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1		1
TOTAL SHAREHOLDERS’ DEFICIT	1		1	¥ 1
Parent Company
ASSETS
Cash and cash equivalents	627,436	96,159	1,125,048
Prepaid expenses and other current assets	7,832	1,200	1,244
Amounts due from subsidiaries	1,393,817	213,612	1,093,781
Total current assets	2,029,085	310,971	2,220,073
Non-current assets
Other non-current assets	23,705	3,633	26,849
Total non-current assets	23,705	3,633	26,849
TOTAL ASSETS	2,052,790	314,604	2,246,922
Current liabilities
Accrued expenses and other current liabilities	10,822	1,659	6,942
Total current liabilities	10,822	1,659	6,942
Non-current liabilities
Deficits of investments in subsidiaries, VIEs and VIEs' subsidiaries	3,249,408	497,994	2,970,297
Other non-current liabilities	4,029	617	7,834
Total non-current liabilities	3,253,437	498,611	2,978,131
TOTAL LIABILITIES	3,264,259	500,270	2,985,073
SHAREHOLDERS’ DEFICIT
Treasury stock	0	0	0
Additional paid-in capital	2,367,168	362,784	2,363,999
Accumulated other comprehensive income	96,490	14,788	142,435
Accumulated deficit	(3,675,129)	(563,238)	(3,244,587)
TOTAL SHAREHOLDERS’ DEFICIT	(1,211,469)	(185,666)	(738,151)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	2,052,790	314,604	2,246,922
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	1	0	1
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	0	0	0
Parent Company | Class C Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares	¥ 1	$ 0	¥ 1